Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 248	₨ 215
Employer contributions	85	74
Interest on plan assets	30	23
Re-measurements due to:
Return on plan assets excluding interest on plan assets	1	(32)
Benefits paid	(62)	(74)
Foreign exchanges differences	30	42
Plan assets at the end of the year	₨ 331	₨ 248